PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation and amortization	$ 38,404	$ 37,587	$ 75,501	$ 76,246	$ 36,243